SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in the allowance for doubtful accounts
Balance at beginning of year	$ 245
Charged to cost and expenses		$ 245
Released from doubtful accounts	$ (245)
Balance at end of year		$ 245